Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Lease Commitments [Member]
Commitments and Contingencies [Line Items]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments of property management fee and lease under the non-cancellable operating lease with respect to the office as of December 31, 2025 are payable as follows:

Lease Commitment
Within 1 year	6,314
2-5 years	4,735
Total	11,049